Share based compensation - Assumptions used in estimated fair value of share options (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Share-based compensation
Share-based compensation expense			¥ 810,178	$ 127,133	¥ 59,476	¥ 132,422
Unrecognized compensation expenses			1 year 9 months	1 year 9 months
Period expected to be recognized			1 year 9 months	1 year 9 months
Options
Share-based compensation
Fair value of the ordinary shares on the date of grant							$ 2.92	$ 2.28
Exercise price							$ 0.01	$ 0.01
Risk-free interest rate					0.82%	2.67%
Expected term (in years)			10 years	10 years	10 years	10 years
Expected volatility					42.00%	42.00%
Dividend yield			0.00%	0.00%	0.00%	0.00%
Share-based compensation expense	¥ 261,400	$ 41,000
Options | Minimum
Share-based compensation
Fair value of the ordinary shares on the date of grant				$ 1.55
Exercise price				$ 0.0001
Risk-free interest rate			1.12%	1.12%
Expected volatility			37.00%	37.00%
Options | Maximum
Share-based compensation
Fair value of the ordinary shares on the date of grant				$ 3.21
Exercise price				$ 0.01
Risk-free interest rate			1.74%	1.74%
Expected volatility			46.00%	46.00%